Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Listings [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34934
Entity Registrant Name	COSTAMARE INC.
Entity Central Index Key	0001503584
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	7 Rue du Gabian
Entity Address, City or Town	MC
Entity Address, Country	MC
Entity Address, Postal Zip Code	98000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Firm ID	1457
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Location	Athens, Greece
Business Contact [Member]
Entity Listings [Line Items]
Entity Address, Address Line One	7 rue du Gabian
Entity Address, City or Town	MC
Entity Address, Country	MC
Entity Address, Postal Zip Code	98000
City Area Code	377
Local Phone Number	93 25 09 40
Contact Personnel Name	Anastassios Gabrielides
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CMRE
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	118,374,623
Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred stock purchase rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series B Preferred Shares, $0.0001 par value per share
Trading Symbol	CMRE.PRB
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	1,970,649
Series C Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series C Preferred Shares, $0.0001 par value per share
Trading Symbol	CMRE.PRC
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	3,973,135
Series D Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series D Preferred Shares, $0.0001 par value per share
Trading Symbol	CMRE.PRD
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	3,986,542
Series E Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series E Preferred Stock, $0.0001 par value per share
Trading Symbol	CMRE.PRE
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	4,574,100